Property and Equipment	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 9 – Property and Equipment

	September 30
	2012
		Accumulated	Net Book
	Cost	Depreciation	Value

Leasehold improvements	$31,804	$19,468	$12,336
Fixtures, furniture, and equipment	13,598	7,422	6,176
Computer hardware	7,201	4,423	2,778
Signs	6,606	4,839	1,767
Vehicle	77	28	49
Land	51	-	51
	$59,337	$36,180	$23,157

	September 30
	2011
		Accumulated	Net Book
	Cost	Depreciation	Value

Leasehold improvements	$28,887	$15,491	$13,396
Fixtures, furniture, and equipment	12,794	6,444	6,350
Computer hardware	6,463	3,596	2,867
Signs	7,533	4,670	2,863
Vehicle	77	15	62
Land	51	-	51
	$55,805	$30,216	$25,589

Cost and accumulated depreciation of property and equipment as at September 30, 2012 included $16,826 (2011 - $13,866) of fully depreciated assets.

Corporate Head Office Lease

The Company entered into a lease arrangement for the construction and occupancy of a new corporate head office. The Company carried certain risks for cost overruns during construction and for accounting purposes resulted in the Company being deemed to be the owner of the property. During the year the Company recorded an asset and offsetting obligation in recognition of deemed ownership during the construction period.

On September 1, 2012 construction of the property was complete and the Company determined the ongoing leasing arrangement with the landlord should be classified as an operating lease. As a result, the asset and related obligation were derecognized through a deemed sale and leaseback to the landlord with no gain or loss incurred. Future operating lease payments for the new corporate head office are included in Note 20. As at September 30, 2012, the Company has recorded $3,691 of leasehold improvements as property and equipment associated with the corporate head office.

Property and equipment includes the following capital leases:

	September 30
	2012
		Accumulated	Net Book
	Cost	Depreciation	Value

Computer hardware	$2,814	$1,761	$1,053
Fixtures, furniture and equipment	1,661	851	810
	$4,475	$2,612	$1,863

	September 30
	2011
		Accumulated	Net Book
	Cost	Depreciation	Value

Computer hardware	$2,171	$1,163	$1,008
Fixtures, furniture and equipment	903	653	250
	$3,074	$1,816	$1,258

Depreciation of property and equipment for the year ended September 30, 2012, includes $796 (2011 - $165, 2010 - $821) relating to property and equipment under capital leases.

During the year ended September 30, 2012, additions to property and equipment included $1,401 (2011 - $121) of assets that were acquired by means of capital lease.

Impairment of Property and Equipment

During the year ended September 30, 2012, the Company identified 64 branches (2011 – nil, 2010 - nil) for which the carrying amount of the property and equipment exceeded its recoverable amount. As a result, the Company recorded an impairment charge of $3,425 (2011 - $nil, 2010 - $nil) to reduce the carrying amount of property and equipment in these branches to its fair value. The property and equipment impaired included leasehold improvements, fixtures, furniture and equipment, signage, and computer equipment.